Income Taxes - (Provision) Benefit for Income Taxes in Accompanying Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Income Taxes Provision Benefit For Income Taxes In Accompanying Statements Of Operations [Abstract]
Statutory tax provision	$ (7.9)	$ (4.2)	$ (30.8)
State income taxes, net of federal benefit	0.4	0.7	(3.1)
Change in foreign tax rates	8.5	(1.4)	7.0
Foreign rate differential	4.9	5.2	2.8
Nondeductible expenses	(0.6)	(0.6)	(1.1)
Change in valuation allowance	(12.5)	(4.5)	(2.1)
Other, net	(1.2)	(3.3)	(3.1)
Total income tax provision	$ (8.4)	$ (8.1)	$ (30.4)